PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Amounts Recognized in the Consolidated Statement of Financial Position (Details) € in Millions, $ in Millions	Jun. 30, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets	€ (475)	€ (461)
Net defined benefit liability	393	403	$ 403
Of which net liability	393	403
Funded
Disclosure of net defined benefit liability (asset) [line items]
Present value of obligation	619	614
Fair value of plan assets	(475)	(461)
Deficit of funded plans	144	153
Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Present value of obligation	249	250
Pension Benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability	243	249
Pension Benefits | Funded
Disclosure of net defined benefit liability (asset) [line items]
Present value of obligation	619	614
Fair value of plan assets	(475)	(461)
Deficit of funded plans	144	153
Pension Benefits | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Present value of obligation	99	96
Other Benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability	150	154
Other Benefits | Funded
Disclosure of net defined benefit liability (asset) [line items]
Present value of obligation	0	0
Fair value of plan assets	0	0
Deficit of funded plans	0	0
Other Benefits | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Present value of obligation	€ 150	€ 154